INCOME TAXES (Details 5) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Unrecognized temporary differences	$ 76,877	$ 60,589
Tax losses carried forward
Unused tax losses for which no deferred tax asset recognised	25,305	15,643
Property, plant and equipment
Unused tax losses for which no deferred tax asset recognised	8,919	4,908
Other deductible temporary differences
Unused tax losses for which no deferred tax asset recognised	$ 42,653	$ 40,038